Label	Element	Value
Adjustments to Additional Paid in Capital, Convertible Debt Discount	wejo_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtDiscount	$ 9,954,000
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	1,004,000
Stock Issued During Period, Value, Conversion of Advanced Subscriptions	wejo_StockIssuedDuringPeriodValueConversionOfAdvancedSubscriptions	1,449,000
Retained Earnings [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	(60,278,000)
Subscription Receivable [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	1,004,000
AOCI Attributable to Parent [Member]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeForeignCurrencyTransactionAndTranslationAdjustmentNetOfTaxPortionAttributableToParent	(2,555,000)
Additional Paid-in Capital [Member]
Adjustments to Additional Paid in Capital, Convertible Debt Discount	wejo_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtDiscount	9,954,000
Stock Issued During Period, Value, Conversion of Advanced Subscriptions	wejo_StockIssuedDuringPeriodValueConversionOfAdvancedSubscriptions	$ 1,449,000
Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Advanced Subscriptions	wejo_StockIssuedDuringPeriodSharesConversionOfAdvancedSubscriptions	178,583